Share-Based Payment - Schedule of Share-Based Payment (Details)	12 Months Ended
Dec. 31, 2024 shares
Employee Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 01, 2017
Quantity granted (Units)	10,630	[1]
Contract period	5 years
Vesting conditions	Note 2
Employee Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 01, 2018
Quantity granted (Units)	3,400	[1]
Contract period	5 years
Vesting conditions	Note 2
Employee Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 01, 2019
Quantity granted (Units)	18,600	[1]
Contract period	5 years
Vesting conditions	Note 2
Employee Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Oct. 05, 2021
Quantity granted (Units)	20,741	[1]
Contract period	5 years
Vesting conditions	Note 3
Employee Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Oct. 05, 2021
Quantity granted (Units)	11,352	[1]
Contract period	5 years
Vesting conditions	Note 2
Employee Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 23, 2022
Quantity granted (Units)	27,468	[1]
Contract period	5 years
Vesting conditions	Note 2
Obtain professional service through share-based payment [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity granted (Units)	5,388	[2]
Vesting conditions	Upon completion of services
Grant date	2022.12
Contract period	Upon completion of services
Obtain professional service through share-based payment [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity granted (Units)	6,371
Vesting conditions	Upon completion of services
Grant date	2024.10
Contract period	Upon completion of services

[1]	Shares granted have been restated for the 10-to-1 reverse stock split effective April 15, 2024.
[2]	Shares have been restated for the 10-to-1 reverse stock split effective April 15, 2024.